NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt - USD ($)	Dec. 31, 2017	Dec. 31, 2016
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	$ 362,223	$ 372,332
Less notes payable current portion	(362,223)	(297,332)
Note Payable	0	75,000
Loans Payable [Member] | Unsecured Note 1 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	182,676	182,676
Loans Payable [Member] | Unsecured Note 2 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	50,000	50,000
Loans Payable [Member] | Unsecured Note 3 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	60,815	60,815
Loans Payable [Member] | Unsecured Note 4 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	25,000	25,000
Loans Payable [Member] | Unsecured Note 5 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	37,000	37,000
Loans Payable [Member] | Unsecured Note 6 [Member]
NOTE 7 - NOTES PAYABLE (Details) - Schedule of Debt [Line Items]
Note Payable	$ 6,732	$ 16,841